Loans And Debentures - Schedule of Capitalized Borrowing Cost (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans And Debentures
Average rate of capitalization rate	12.26%	11.13%